Acquisitions of ITS - Supplemental Proforma (Details) (USD $)	9 Months Ended	0 Months Ended	12 Months Ended
	Sep. 30, 2014	Apr. 18, 2013	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jul. 30, 2013
Business Acquisition [Line Items]
Debt issuance costs	$ 7,600,000
Long-term Debt			615,000,000	653,781,000
Accounts, Notes, Loans and Financing Receivable, Net, Current			(270,952,000)	(257,889,000)
Assets, Current			(469,779,000)	(519,283,000)
Property, Plant and Equipment, Gross			2,096,998,000	2,007,380,000
Deferred income taxes			7,476,000	9,940,000
Total assets			1,520,659,000	1,534,756,000
Deferred Tax Liabilities, Net, Noncurrent			(52,115,000)	(38,767,000)
Liabilities			(854,445,000)	(901,614,000)
Noncontrolling interest			3,783,000	1,446,000
Liabilities and Equity			1,520,659,000	1,534,756,000
ITS [Member]
Business Acquisition [Line Items]
Acquisition related costs			22,500,000
Debt issuance costs			5,400,000
Proceeds from issuance of term note		225,000,000
Accounts, Notes, Loans and Financing Receivable, Net, Current				(1,859,000)
Assets, Current				(1,859,000)
Property, Plant and Equipment, Gross				3,072,000
Deferred income taxes				391,000
Assets, Noncurrent				3,463,000
Total assets				1,604,000
Deferred Tax Liabilities, Net, Noncurrent				(60,000)
Liabilities, Noncurrent				(60,000)
Liabilities				(60,000)
Noncontrolling interest				1,664,000
Liabilities and Equity				1,604,000
Term Note Due April Twenty Eighteen [Member] | ITS [Member]
Business Acquisition [Line Items]
Debt instrument fixed interest rate			7.50%
Long-term Debt			125,000,000
Deferred acquisition costs	$ 4,700,000				$ 5,200,000	$ 5,600,000